Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Balances and changes in intangible assets

Balances and changes in intangible assets are as follows

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Amortizations	Transfers (i)	Write-offs	Exchange rate variation	Acquisition of subsidiaries	Balance as of 12/31/2023
Cost:
Goodwill (a)	-	917,775	‐	‐	‐	-	‐	25,350	943,125
Software (c)	5	1,299,088	273,310	‐	1,086	(79,909)	‐	10,026	1,503,601
Distribution rights	15	114,593	1,357	‐	‐	-	‐	39,224	155,174
Brands (d)	-	65,647	-	‐	‐	-	(3,344)	‐	62,303
Trademark rights (d)	30	114,792	25	‐	‐	-	‐	6,143	120,960
Others	3	177	‐	‐	‐	(3)	‐	14,953	15,127
Decarbonization credits (CBIO) (b)	-	232,305	778,885	‐	‐	(300,480)	‐	‐	710,710
		2,744,377	1,053,577	‐	1,086	(380,392)	(3,344)	95,696	3,511,000
Accumulated amortization:
Software		(708,659)	‐	(192,976)	‐	79,720	‐	(4,858)	(826,773)
Distribution rights		(102,037)	‐	(2,956)	‐	‐	‐	(1,152)	(106,145)
Trademark rights		(14,930)	‐	(3,889)	‐	‐	‐	(112)	(18,931)
Others		(402)	‐	(4,835)	‐	3	‐	‐	(5,234)
		(826,028)	‐	(204,656)	‐	79,723	‐	(6,122)	(957,083)

Net amount		1,918,349	1,053,577	(204,656)	1,086	(300,669)	(3,344)	89,574	2,553,917

(i) Refers to R$ 1,086 transferred from property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Amortizations	Transfers (i)	Write-offs	Exchange rate variation	Balance as of 12/31/2022
Cost:
Goodwill (a)	-	818,096	99,679	‐	‐	‐	‐	917,775
Software (c)	5	1,146,980	277,600	‐	173	(125,665)	‐	1,299,088
Distribution rights	12	114,593	‐	‐	‐	‐	‐	114,593
Brands (d)	-	69,198	‐	‐	‐	‐	(3,551)	65,647
Trademark rights (d)	39	114,792	‐	‐	‐	‐	‐	114,792
Others	10	421	999	‐	(1,243)	‐	‐	177
Decarbonization credits (CBIO) (b)	-	‐	635,130	‐	‐	(402,825)	‐	232,305
		2,264,080	1,013,408	‐	(1,070)	(528,490)	(3,551)	2,744,377
Accumulated amortization:
Software		(679,402)	-	(154,122)	‐	124,865	-	(708,659)
Technology		‐	-	-	-	-	-	‐
Distribution rights		(101,027)	-	(1,010)	-	-	-	(102,037)
Trademark rights		(11,993)	-	(2,937)	-	-	-	(14,930)
Others		(402)	-	-	-	-	-	(402)
		(792,824)	‐	(158,069)	‐	124,865	‐	(826,028)
Net amount		1,471,256	1,013,408	(158,069)	(1,070)	(403,625)	(3,551)	1,918,349

(i) Refers to R$ 1,070 transferred to property, plant and equipment

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale(ii)	Balance as of 12/31/2021
Cost:
Goodwill (a)		1,525,088	‐	‐	‐	‐	‐	(706,992)	818,096
Software (b)	4	1,395,046	284,311	‐	372	(19,826)	1,808	(514,731)	1,146,980
Technology		32,617	‐	‐	‐	‐	‐	(32,617)	‐
Distribution rights	12	133,599	‐	‐	‐	‐	‐	(19,006)	114,593
Brands (c)		136,962	‐	‐	‐	‐	4,759	(72,523)	69,198
Trademark rights (c)	39	114,792	‐	‐	‐	‐	‐	‐	114,792
Others (d)	10	50,698	1,678	‐	‐	‐	(76)	(51,879)	421
Decarbonization credits (e)		‐	176,837	‐	‐	(176,837)	‐	‐	‐
		3,388,802	462,826	‐	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	‐	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	‐	‐	‐	‐	‐	32,616	‐
Distribution rights		(113,326)	‐	(3,093)	‐	‐	‐	15,392	(101,027)
Trademark rights		(9,056)	‐	(2,937)	‐	‐	‐	‐	(11,993)
Others		(32,845)	‐	(167)	‐	‐	(2)	32,612	(402)
		(1,012,867)	‐	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	‐	‐	‐	‐	661,553	‐
Distribution rights		‐	(76,218)	‐	‐	‐	‐	76,218	‐
		(593,280)	(144,491)	‐	‐	‐	‐	737,771	‐
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

(i) Refers to amounts transferred from property, plant and equipment.

(ii) For further information, see Note 29

Balance of the goodwill
	Segment	12/31/2023	12/31/2022
Goodwill on the acquisition of:
Ipiranga (i)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Neogás (ii)	Ultragaz	7,761	‐
Stella (ii)	Ultragaz	103,051	99,679
Serra Diesel	Ultrapar	14,217	‐
TEAS (iii)	Ultracargo	797	797
		943,125	917,775

(i) Including R$ 246,163 presented as goodwill at the Parent.

(ii) For further information, see Notes 28.a and 28.b

(iii) On April 27, 2023, the Company was merged into Ultracargo Logística S.A.